Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of options, fully vested and exercisable
A summary of activity under our Stock Incentive Plan during the year ended December 31, 2016 is presented below:

Options	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2016	443,737	$27.06
Exercised	—	—
Forfeited/expired	(84,167)	36.06
Outstanding, fully vested and exercisable at December 31, 2016 (1)	359,570	$24.95	1.61	$424

(1)
As the result of actions in 2011 that were determined to be a "change of control" under the Stock Incentive Plan, all options will remain exercisable for their respective remaining term, regardless of whether the awardees remain employees of Century.

Summary of service-based share awards activity

Service-based share awards
Outstanding at January 1, 2016	541,304
Granted	528,189
Vested	(197,724)
Forfeited	(130,733)
Outstanding at December 31, 2016	741,036

	Year ended December 31,
	2016	2015	2014
Weighted average per share fair value of service-based share grants	$7.14	$4.21	$15.31
Total intrinsic value of option exercises	—	—	1,011

Share-based compensation expense
The following table summarizes the compensation cost recognized for the years ended December 31, 2016, 2015 and 2014 for all options, service-based and performance-based share awards. The compensation cost is included as part of selling, general and administrative expenses in our Consolidated Statements of Operations.

	Year ended December 31,
	2016	2015	2014
Share-based compensation expense reported:
Performance-based share expense	$1,441	$1,587	$1,090
Service-based share expense	1,263	257	244
Total share-based compensation expense before income tax	2,704	1,844	1,334
Income tax	—	—	—
Total share-based compensation expense, net of income tax	$2,704	$1,844	$1,334